Deposit for Investment (Details) ¥ in Thousands, $ in Millions			1 Months Ended					12 Months Ended
	Dec. 15, 2022	Aug. 16, 2019	Dec. 23, 2022 USD ($)	Dec. 23, 2022 CNY (¥)	Jan. 30, 2022 USD ($)	Jan. 30, 2022 CNY (¥)	Jun. 30, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 23, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jan. 19, 2022 USD ($)	Jan. 19, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Deposit for Investment (Details) [Line Items]
Equity intrest rate		100.00%
Total consideration								$ 28.7	¥ 200,000
Company paid								14.3	100,000
Deposit received interest	8.00%		6.00%	6.00%			8.00%			8.00%
Deposit amount								14.3	100,000
Initial payment								8.6	60,000
Breakage fee								3.1	20,000
Interest payment			$ 1.2	¥ 8,000	$ 1.2	¥ 8,000		1.2	8,360
Received interest			$ 1.2								¥ 8,000		$ 1.2	¥ 8,000
Investment deposit										¥ 100,000		$ 14.4			$ 15.7
Huasheng [Member]
Deposit for Investment (Details) [Line Items]
Company paid								$ 8.6	¥ 60,000